Accounting policies (Details) £ in Millions		12 Months Ended
	Jan. 01, 2018 GBP (£)	Dec. 31, 2017 GBP (£) component item	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Reclassifications
Holding period for loans and receivables		12 months
Derivatives and hedging
Number of types of hedges | item		3
Goodwill
Carrying value of goodwill		£ 5,558	£ 5,558
Provisions for liabilities
Provisions for liabilities		7,757	12,836
Deferred tax
Deferred tax assets		1,740	1,803
Unrecognised deferred tax		6,356	7,940
Loan impairment provisions
Loan impairment provisions		£ 3,814	4,455	£ 7,119
Number of components | component		2
Accounting developments
Decrease in equity		£ (700)	400	£ 200
Application of IFRS 16
Accounting developments
Percentage of property under operating lease commitments		87.00%
Right of use asset		£ 1,400
Retaining earnings		300
Effect of transition to IFRS
Accounting developments
Decrease in equity	£ 71
Pre tax increase in equity on reclassification of financial instruments due to transition	561
Pre tax decrease in equity on change in impairment methodology due to transition	616
Tax on changes in equity due to transition	£ 16
Payment protection insurance
Provisions for liabilities
Provisions for liabilities		1,053	1,253
Other customer redress
Provisions for liabilities
Provisions for liabilities		870	1,105
Residential mortgage backed securities
Provisions for liabilities
Provisions for liabilities		3,243	6,752
Litigation and other regulatory proceedings
Provisions for liabilities
Provisions for liabilities		641	1,918
Property and other
Provisions for liabilities
Provisions for liabilities		1,950	1,808
Collectively-assessed
Loan impairment provisions
Loan impairment provisions		£ 2,292	£ 2,660
Retail mortgages | Collectively-assessed
Financial assets carried at amortised cost
Write off period		5 years
Credit cards | Collectively-assessed
Financial assets carried at amortised cost
Write off period		3 years
Credit cards | Irrecoverable Amount
Financial assets carried at amortised cost
Write off period		12 months
Overdrafts and other unsecured loans | Collectively-assessed
Financial assets carried at amortised cost
Write off period		6 years
Business loans | Collectively-assessed
Financial assets carried at amortised cost
Write off period		5 years
Freehold buildings
Property, plant and equipment
Estimated useful economic lives		50 years
Long leasehold property
Property, plant and equipment
Estimated useful economic lives		50 years
Minimum | Property adaptation costs
Property, plant and equipment
Estimated useful economic lives		10 years
Minimum | Other equipment
Property, plant and equipment
Estimated useful economic lives		4 years
Minimum | Computer software
Intangible assets and goodwill
Estimated useful economic lives		3 years
Minimum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives		5 years
Maximum | Commercial loans | Collectively-assessed
Financial assets carried at amortised cost
Write off period		5 years
Maximum | Property adaptation costs
Property, plant and equipment
Estimated useful economic lives		15 years
Maximum | Computers equipment
Property, plant and equipment
Estimated useful economic lives		5 years
Maximum | Other equipment
Property, plant and equipment
Estimated useful economic lives		15 years
Maximum | Computer software
Intangible assets and goodwill
Estimated useful economic lives		12 years
Maximum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives		10 years